EMPLOYEE BENEFIT PLANS - Contributions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
401(k) Plan
Contributions to the plan	$ 6,829	$ 6,931	$ 6,662